Related Party Information	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Information

Note 20: Related Party Information

CNH Industrial’s related parties are primarily EXOR N.V. and the companies that EXOR N.V. controls or has significant influence over, including FCA and its subsidiaries and affiliates and Ferrari N.V. and its subsidiaries and affiliates. As of December 31, 2016, EXOR N.V. held 41.4% of CNH Industrial’s voting power and had the ability to significantly influence the decisions submitted to a vote of CNH Industrial’s shareholders, including approval of annual dividends, the election and removal of directors, mergers or other business combinations, the acquisition or disposition of assets, and issuances of equity and the incurrence of indebtedness. The percentage above has been calculated as the ratio of (i) the aggregate number of common shares and special voting shares beneficially owned by EXOR N.V. to (ii) the aggregate number of outstanding common shares and special voting shares of CNH Industrial as of December 31, 2016. In addition, CNH Industrial engages in transactions with its unconsolidated subsidiaries and affiliates over which CNH Industrial has significant influence or which it jointly controls.

The Company’s Audit Committee reviews and evaluates all significant related party transactions.

Transactions with EXOR N.V. and its Subsidiaries and Affiliates

EXOR N.V. is a major investment holding company in Europe. Among other things, EXOR N.V. manages a portfolio that includes investments in FCA. CNH Industrial did not enter into any significant transactions with EXOR N.V. during the year ended December 31, 2016. On September 1, 2015, EXOR N.V. closed the sale of its interest in Cushman & Wakefield to DTZ. During the year ended December 31, 2015, CNH Industrial purchased real estate services from Cushman & Wakefield. The related transaction amounts were insignificant during 2015.

In connection with the Demerger, Fiat (now known as FCA) and Fiat Industrial entered into a Master Services Agreement (“MSA”) which sets forth the primary terms and conditions pursuant to which the various service provider subsidiaries of such entities provide services (such as purchasing, tax, accounting and other back office services, security and training) to the various service receiving subsidiaries. As structured, the applicable service provider and service receiver subsidiaries become parties to the MSA through the execution of an Opt-In letter which may contain additional terms and conditions. Pursuant to the MSA, service receivers are required to pay to service providers the actual cost of the services plus a negotiated margin. Subsidiaries of FCA provide CNH Industrial with administrative services such as accounting, cash management, maintenance of plant and equipment, security, information systems, and training under the terms and conditions of the MSA and the applicable Opt-in Letters.

CNH Industrial sells engines and light commercial vehicles to and purchases engine blocks and other components from FCA companies. Furthermore, the Company could enter into other minor transactions with FCA Group in the ordinary course of business.

These transactions with FCA Group are reflected on the Company’s consolidated statements of operations as follows:

	2016	2015	2014
	(in millions)
Net sales	$806	$762	$943
Cost of goods sold	$466	$463	$551
Selling, general and administrative expenses	$148	$161	$234

	12/31/2016	12/31/2015
	(in millions)
Trade receivables	$11	$14
Trade payables	$105	$136

Transactions with the Unconsolidated Subsidiaries and Affiliates

CNH Industrial sells commercial vehicles, agricultural equipment, and construction equipment and provides technical services to unconsolidated subsidiaries and affiliates such as Iveco Oto Melara Societa consortile ARL, CNH de Mexico SA de CV, Turk Traktor ve Ziraat Makineleri A.S. and New Holland HFT Japan Inc. CNH Industrial also purchases equipment from unconsolidated subsidiaries and affiliates, such as Turk Traktor ve Ziraat Makineleri A.S. These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	2016	2015	2014
	(in millions)
Net sales	$782	$700	$843
Cost of goods sold	$392	$430	$564

	12/31/2016	12/31/2015
	(in millions)
Trade receivables	$113	$72
Trade payables	$108	$156

At December 31, 2016 and 2015, CNH Industrial had pledged guarantees on commitments of its joint venture for an amount of $187 million and $203 million, respectively, mainly related to Iveco—Oto Melara Società consortile.